Segments - Non current assets by country (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of geographical areas [line items]
Non-current assets	[1]	$ 79,967	$ 78,072	$ 74,809	$ 73,116
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 37,060	37,511	34,588	33,575
Percentage of entity's revenue		75.00%
United States [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 19,087	19,312	19,267	18,440
Percentage of entity's revenue		18.00%
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 7,762	4,940	4,584	5,242
UK [member]
Disclosure of geographical areas [line items]
Non-current assets		4,430	4,553	4,222	3,660
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets		2,374	2,594	2,888	3,323
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets		1,592	1,645	1,715	1,623
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets		1,458	1,461	1,472	1,304
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets		1,111	1,057	1,114	1,244
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets		$ 5,093	$ 4,999	$ 4,958	$ 4,706

[1]	1) Excluding deferred tax assets, pension assets, non-current financial assets and assets classified as held for sale.